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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2002
                                               ------------------------


Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Highline Capital Management, LLC
Address:      1270 Avenue of the Americas, 4th Floor
              New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Klarman
Title:    Chief Financial Officer
Phone:    (212) 332-2250

Signature, Place, and Date of Signing:

          Michael Klarman                    New York, NY      October 16, 2002
------------------------------------         ------------     ------------------
             [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                  41
                                                 -------------

Form 13F Information Table Value Total:            $ 27,577
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                                                  (thousands)



List of Other Included Managers:

None
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     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (9/30/02)

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
           COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                        SHRS
                                  TITLE OF                     VALUE   OR PRN SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS             CUSIP    (X1000)  AMOUNT PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
ABBOTT LABORATORIES             Common Stock ABT   002824100   2626     65000 SH    NA      SOLE      N/A         65,000
ADVANCED MEDICAL OPTICS, INC.   Common Stock AVO   00763M108   2425    255000 SH    NA      SOLE      N/A        255,000
BIOGEN INC                      Common Stock BGEN  090597105   5854    200000 SH    NA      SOLE      N/A        200,000
BRISTOL MYERS SQUIBB CO         Common Stock BMY   110122108   5355    225000 SH    NA      SOLE      N/A        225,000
CABLEVISION SYSTEMS CORP        Common Stock CVC   12686C109    906    100000 SH    NA      SOLE      N/A        100,000
CINAR CORP  CLASS B             Class B      CINRB 171905300   2043   1119800 SH    NA      SOLE      N/A      1,119,800
CITIGROUP INCORPORATED          Common Stock C     172967101   2816     95000 SH    NA      SOLE      N/A         95,000
DEL MONTE FOODS COMPANY         Common Stock DLM   24522P103    290     35600 SH    NA      SOLE      N/A         35,600
ENTERASYS NETWORKS INC          Common Stock ETS   293637104    344    265000 SH    NA      SOLE      N/A        265,000
HOT TOPIC INC                   Common Stock HOTT  441339108    721     40000 SH    NA      SOLE      N/A         40,000
IGEN INC.                       Common Stock IGEN  449536101   1733     59000 SH    NA      SOLE      N/A         59,000
INHALE THERAPEUTIC SYS INC      Common Stock INHL  457191104   1718    341700 SH    NA      SOLE      N/A        341,700
INTERPORE INTL                  Common Stock BONZ  46062W107    501     61900 SH    NA      SOLE      N/A         61,900
J.M. SMUCKER CO.                Common Stock SJM   832696405   3291     89700 SH    NA      SOLE      N/A         89,700
KERZNER INTERNATIONAL LTD       Common Stock KZL               4834    210200 SH    NA      SOLE      N/A        210,200
KINDER MORGAN INC KANS          Common Stock KMI   49455P101   4608    130000 SH    NA      SOLE      N/A        130,000
LIBERTY MEDIA CORP NEW  SERIESA Common Stock L     530718105   2595    361500 SH    NA      SOLE      N/A        361,500
LUMENIS LTD                     Common Stock LUME              2229    568650 SH    NA      SOLE      N/A        568,650
MANDALAY RESORT GROUP           Common Stock MBG   562567107   7458    222300 SH    NA      SOLE      N/A        222,300
MANPOWER INC                    Common Stock MAN   564184100   2493     85000 SH    NA      SOLE      N/A         85,000
MC DONALDS CORP                 Common Stock MCD   580135101   4415    250000 SH    NA      SOLE      N/A        250,000
NCS HEALTHCARE INC CL-A         Common Stock NCSS  628874109     57     25000 SH    NA      SOLE      N/A         25,000
NORFOLK SOUTHERN CORP           Common Stock NSC   655844108   2523    125000 SH    NA      SOLE      N/A        125,000
OMNICARE INC.                   Common Stock OCR   681904108   7700    364600 SH    NA      SOLE      N/A        364,600
OSTEOTECH INC                   Common Stock OSTE  688582105   2828    548100 SH    NA      SOLE      N/A        548,100
PHARMACEUTICAL RESOURCES INC    Common Stock PRX   717125108   6505    232500 SH    NA      SOLE      N/A        232,500
PHOTOMEDEX INC                  Common Stock PHMD  719358103    674    492200 SH    NA      SOLE      N/A        492,200
PREACIS PHARMACEUTICALS INC     Common Stock PRCS  739421105    371    124400 SH    NA      SOLE      N/A        124,400
PROTON ENERGY SYS INC           Common Stock PRTN  74371K101    164     77600 SH    NA      SOLE      N/A         77,600
PROVIDIAN FINANCIAL CORP        Common Stock PVN   74406A102   1396    285000 SH    NA      SOLE      N/A        285,000
PRUDENTIAL FINANCIAL INC        Common Stock PRU   744320102   2856    100000 SH    NA      SOLE      N/A        100,000
RAMBUS INC                      Common Stock RMBS  750917106    651    150100 SH    NA      SOLE      N/A        150,100
RIBAPHARM INC                   Common Stock RNA   762537108   3330    740200 SH    NA      SOLE      N/A        740,200
SCIOS INC                       Common Stock SCIO  808905103   2672    105000 SH    NA      SOLE      N/A        105,000
SERONO S A                      Common Stock SRA   81752M101   1388    115000 SH    NA      SOLE      N/A        115,000
SHIRE PHARMACEUTICALS GROUP     Common Stock SHPGY 82481R106   4359    176000 SH    NA      SOLE      N/A        176,000
STAGE STORES INC                Common Stock STGS  85254C305   4090    188600 SH    NA      SOLE      N/A        188,600
TARO PHARMACEUTICALS INDUS      Common Stock TARO              4218    125000 SH    NA      SOLE      N/A        125,000
UNITED THERAPEUTICS CORP        Common Stock UTHR  91307C102   1325     80600 SH    NA      SOLE      N/A         80,600
VALUEVISION MEDIA INC CLASSA    Common Stock VVTV  92047K107   2903    246900 SH    NA      SOLE      N/A        246,900
WYETH                           Common Stock WYE   983024100   5565    175000 SH    NA      SOLE      N/A        175,000
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